INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Current tax expense (income), Current year	$ 4,443	$ 5,596	$ (2,331)
Current tax expense (income), Previous year	0	2,282	0
Current tax expense (income)	4,443	7,878	(2,331)
Deferred tax expense (income), Creation and reversal of temporary differences	7,773	(4,783)	4,834
Tax expenses	$ 12,216	$ 3,095	$ 2,503